MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2016
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

18.MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB46,178,000, RMB53,820,000 and RMB53,669,000 (US$7,730,000) for the years ended December 31, 2014, 2015 and 2016, respectively.